Summary of Significant Accounting Policies Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Deferred Sales Commission Asset B-Shares Estimated Period Of Benefit	8
Internal Use Software Estimated Useful Lives	4
Amortization of deferred sales commissions	$ 7,378,000	$ 12,197,000	$ 18,462,000
Total Waived Fees	724,900,000	653,100,000	645,500,000
Increase In Voluntary Waiver Of Fees To Maintain Positive Or Zero Net Yields	(79,100,000)
Advertising Expense	$ 2,600,000	$ 200,000	$ 100,000
Minimum [Member]
Property, Plant and Equipment, Useful Life, Minimum	1
Finite-Lived Intangible Assets, Useful Life, Minimum	5
Maximum [Member]
Property, Plant and Equipment, Useful Life, Maximum	12
Finite-Lived Intangible Assets, Useful Life, Maximum	11